SHARE CAPITAL	6 Months Ended
Jun. 30, 2024
Share Capital
SHARE CAPITAL

15. SHARE CAPITAL

On September 18, 2023, the Company effected a one-for-ten reverse split of its issued and outstanding Class A ordinary shares. The consolidated financial statements for the six months ended June 30, 2023 were retroactively restated to reflect this reverse split, unless otherwise specified.

	June 30, 2024	December 31, 2023
	Number	Number
	of shares	of shares
Authorized:
Preferred shares, no par value	50,000,000	50,000,000
Class A Ordinary shares, no par value	200,000,000	200,000,000
Class B Ordinary shares, no par value	50,000,000	50,000,000

June 30, 2024
Number
of shares
Outstanding and fully paid:
Ordinary shares, no par value
At January 1, 2024	3,251,918
Issuance of new shares for equity financing	3,238,067
Warrants exercised and buy-back	1,456,080
Note conversion into shares	68,913
Equity compensation	3,632,325
At June 30, 2024	11,647,303

Warrants

On February 12, 2021, the Company entered into a Securities Purchase Agreement (“2021 SPA”) with certain institutional investors for the sale of 588,235 common shares (pre-reverse split), at a purchase price of $3.57 per share. Concurrently with the sale of the Common Shares, pursuant to the 2021 SPA the Company also sold warrants to purchase 588,235 common shares (pre-reverse split). The Company sold the Common Shares and Warrants for aggregate gross proceeds of approximately US$2.1 million, before commissions and expenses. The five-year Warrants will be immediately exercisable at an exercise price equal to $3.57 per share, and will terminate on the five-year anniversary of the initial exercise date of the Warrants. The net proceeds from the transactions will be approximately US$1.86 million, after deducting certain fees due to the placement agent and the Company’s estimated transaction expenses, and will be used for working capital and general corporate purposes.

In addition, the Placement Agent of this offering also received five-year warrants (the “Compensation Warrants”) to purchase up to a number of common shares equal to 5% of the aggregate number of shares sold in the Offering, including the warrant shares issuable upon exercise of the Warrants, which such Compensation Warrants have substantially the same terms as the Warrants sold in the Offering, except that such Compensation Warrants have an exercise price of $4.46 per share and will be exercisable six months from the effective date of this offering and will terminate on the five year anniversary of the effective date of this offering.

Grant date (investors and placement agent, respectively)	February 17, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	4.45
Exercise price at date of grant (investors and placement agent, respectively)	US$	3.57 & 4.46
Volatility		107%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.57%
Average fair value at grant date	US$	3.54

On June 10, 2021, the Company commenced a registered direct offering of securities, and executed a Securities Purchase Agreement (the “June 2021 SPA”) with three institutional accredited investors pursuant to which it sold 913,875 of the Company’s common shares (pre-reverse split) at the per share price of $3.48 (which was priced in excess of the average of the five-day closing price for the Company’s common shares preceding execution of the June 2021 SPA, which was $3.42). In a concurrent private placement, the Company sold to such investors warrants to purchase 913,875 common shares (the “Investor Warrants”). The Investor Warrants have an exercise price per share of $3.42, subject to adjustment, and have a term of five years. The transactions yielded gross proceeds to the Company of $3,180,285, before the payment of commissions and expenses.

In addition, the Company issued warrants (the “Placement Agent Warrants”) to the Placement Agent to purchase a number of common shares equal to 5.0% of the aggregate number of shares sold to the investors in this offering, as well as the warrant shares issuable upon exercise of the Warrants issued in the concurrent private placement, as additional placement agency compensation. The Placement Agent Warrants have substantially the same terms as the Investor Warrants, except that the Placement Agent Warrants will have an exercise price of $4.35.

Grant date (investors and placement agent, respectively)	June 14, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	3.15
Exercise price at date of grant (investors and placement agent, respectively)	US$	3.42 & 4.35
Volatility		115%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.80%
Average fair value at grant date	US$	2.50

On September 30, 2022, the Company commenced a registered direct offering of securities, and executed a Securities Purchase Agreement (the “2022 SPA”) with two institutional accredited investors pursuant to which it sold 1,666,667 of the Company’s common shares (pre-reverse split) at the per share price of $0.60. In a concurrent private placement, the Company sold to such investors warrants to purchase 1,666,667 common shares (pre-reverse split) (the “Investor Warrants”). The Investor Warrants have an exercise price per share of $0.82, subject to adjustment, and have a term of five years. The transactions yielded gross proceeds to the Company of $1,000,000, before the payment of commissions and expenses. The offering was closed on October 4, 2022.

In addition, the Company issued warrants (the “Placement Agent Warrants”) to the Placement Agent to purchase a number of common shares equal to 5.0% of the aggregate number of shares sold to the investors in this offering, as well as the warrant shares issuable upon exercise of the Warrants issued in the concurrent private placement, as additional placement agency compensation. The Placement Agent Warrants have substantially the same terms as the Investor Warrants, except that the Placement Agent Warrants will have an exercise price of $0.75.

Grant date (investors and placement agent, respectively)	October 4, 2022
Share price at date of grant (investors and placement agent, respectively)	US$	0.58
Exercise price at date of grant (investors and placement agent, respectively)	US$	0.82 & 0.75
Volatility		104%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		3.96%
Average fair value at grant date	US$	0.43

On February 23, 2024, the Company entered into a certain securities purchase agreement (the “2024 SPA”) with certain investors (the “Purchasers”), pursuant to which the Company agreed to sell 1,300,000 Class A ordinary shares, (the “Shares”), no par value each (the “Ordinary Shares”), at a per share purchase price of $1.00 (the “Offering”). The gross proceeds to the Company from this Offering are approximately $1.30 million, before deducting any fees or expenses. In a concurrent private placement, the Company also issued the investors warrants to purchase up to 1,300,000 Shares (the “Warrants”). Each Warrant is exercisable for one Class A ordinary share. The Warrants will have an initial exercise price of $1.10 per share and will be exercisable at any time on or after the date of issuance and will expire on the fifth anniversary of the issuance date. The Company plans to use the net proceeds from this Offering for the expansion of the Company’s business in the U.S., and for general corporate purpose.

Following is a summary of the warrant activity for the six months ended June 30, 2024:

			Weighted
			Average
			Remaining
		Average	Contractual
	Number of	Exercise	Term in
	Warrants	Price	Years
Outstanding at December 31, 2023	362,955	$21.32	2.24
Exercisable at December 31, 2023	362,955	21.32	2.24
Issued	1,300,000	1.10	—
Exercised	1,410,853	1.05	—
Warrants buy-back	202,032	—	—
Expired	—	—	—
Outstanding at June 30, 2024	50,070	34.79	1.74
Exercisable at June 30, 2024	50,070	$34.79	1.74

Equity Financing

On January 10, 2023, the Company entered into a securities purchase agreement with Mr. Weilai (Will) Zhang, the Chief Executive Officer of the Company, Mr. Ishak Han, a director of the Company, and another purchaser, pursuant to which the Company agreed to sell 1,625,000 ordinary shares (pre-reverse split), at a per share purchase price of $0.80. This offering was unanimously approved by the disinterested directors and the board of directors of the Company. The gross proceeds to the Company from this offering were $1.3 million, before deducting any fees or expenses.

On January 13, 2023, the Company entered into a securities purchase agreement with a certain purchaser, pursuant to which the Company agreed to sell 1,234,568 Class A ordinary shares (pre-reverse split), at a per share purchase price of $0.81 (the public closing price of the Ordinary Shares as of January 10, 2023. The gross proceeds to the Company from this offering were approximately $1 million, before deducting any fees or expenses.

On March 30, 2023, the Company entered into a securities purchase agreement with five investors, pursuant to which the Company agreed to sell 5,681,820 Class A ordinary shares (pre-reverse split), at a per share purchase price of $0.88. The gross proceeds to the Company from this Offering were approximately $5 million, before deducting any fees or expenses.

On August 2, 2023, the Company entered into a securities purchase agreement with an investor, pursuant to which the Company agreed to sell 2,083,333 Class A ordinary shares (pre-reverse split), at a per share purchase price of $0.48. The gross proceeds to the Company from this offering were approximately $1 million, before deducting any fees or expenses.

On February 23, 2024, the Company entered into a securities purchase agreement with several investors, pursuant to which the Company agreed to sell 1,300,000 Class A ordinary shares, at a per share purchase price of $1.00. The gross proceeds to the Company from this offering are approximately $1.30 million, before deducting any fees or expenses. In a concurrent private placement, the Company also issued the investors warrants to purchase up to 1,300,000 shares. Each warrant was exercisable for one Class A ordinary share. The warrants had an initial exercise price of $1.10 per share and are exercisable at any time on or after the date of issuance and will expire on the fifth anniversary of the issuance date. The 1,300,000 warrants were fully exercised on June 28, 2024.

On March 15, 2024, the Company entered into a securities purchase agreement (with several investors, pursuant to which the Company agreed to sell 1,727,941 Class A ordinary shares, at a per share purchase price of $1.36. The gross proceeds to the Company from this offering are approximately $2.35 million, before deducting any fees or expenses.

On May 28, 2024, the Company entered into securities purchase agreement (with certain investors pursuant to which the Company agreed to sell 102,041 Class A ordinary shares, (at a per share purchase price of $0.98. The gross proceeds to the Company from this offering are approximately $100,000, before deducting any fees or expenses.

On June 28, 2024, the Company entered into a securities purchase agreement with several investors, pursuant to which the Company agreed to sell 108,085 Class A ordinary shares, (the “Shares”), at a per share purchase price of $1.602. The gross proceeds to the Company from this offering are approximately $250,000, before deducting any fees or expenses.

Share-based Compensation

From January 1 to June 30, 2024, the Company issued an aggregate of 56,660 shares to its Chief Financial Officer as Share Compensation expense. The fair value of 56,660 shares was $ 97,800.

From January 1 to June 30, 2024, the Company issued an aggregate of 2,100,000 class B shares to its Chief Executive Officer as a Share Compensation expense. The fair value of 2,100,000 shares was $ 2,922,000.

From January 1 to June 30, 2024, the Company issued an aggregate of 886,000 shares to its directors as a Share Compensation expense. The fair value of 886,000 shares was $ 1,311,280.

From January 1 to June 30, 2024, the Company issued an aggregate of 153,032 shares) to its employees as a Share Compensation expense. The fair value of 153,032 shares was $ 249,040.

From January 1 to June 30, 2024, the Company issued aggregate of 436,633 shares to its consultants or consulting firms as Share Compensation expense.